John Hancock Variable Insurance Trust

Supplement dated September 21, 2012

to the Statement of Additional Information dated April 30, 2012 for the following

Funds:

American Asset Allocation Trust, American Blue Chip Income and Growth Trust,

American Global Growth Trust, American Global Small Capitalization Trust,

American Growth Trust, American Growth-Income Trust, American High-Income

Bond Trust, American International Trust and American New World Trust

American Global Small Capitalization Trust

The following paragraph in Appendix I is amended and restated as follows to include information as of December 31, 2011 regarding Kristian Stromsoe, a new portfolio counselor to the fund:

American Global Small Capitalization Trust

	Other Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3]
Portfolio Counselor	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)
Gordon Crawford	4	$146.5	0	$0	0	$0
Mark E. Denning	6	$199.3	1	$0.7	0	$0
J. Blair Frank	3	$162.5	0	$0	0	$0
Harold H. La	1	$6.7	0	$0	0	$0
Kristian Stromsoe	2	$91.5	0	$0	0	$0